Assets Held For Sale - Detail (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 25, 2017	Feb. 27, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Beginning balance	$ 4.6	$ 521.2
Transfers in	7.9	10.5
Disposals	(9.4)	(527.1)
Ending balance	3.1	4.6
Beginning balance	27.1	90.4
Transfers in	1.9	4.1
Disposals	(13.6)	(67.4)
Ending balance	$ 15.4	$ 27.1